Bow River Capital Evergreen Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Fair Value
Private Investments - 80.4%
Co-Investments - 31.4%
AP DSB Co-Invest II, LP1,2,4	$3,232,135
Ashgrove Speciality Lending Investments I, 8.75% (LIBOR + 8.25%), 4/9/2026, principal GBP 1,000,000[1,3]	1,341,248
Biloxi Co-Investment Partners, LP1,2	1,453,642
BW Colson Co-Invest Feeder (Cayman), LP1,2,4	3,769,563
CL Oliver Co-Invest I, LP1,2,4	452,621
Coyote 2021, LP1,2,4	4,753,097
ISH Co-Investment Aggregator, LP1,2,4	2,405,586
OceanSound Partners Co-Invest II, LP - Series B1,2	2,437,500
Onex OD Co-Invest, LP1,2,4	3,952,941
Palmer Square Loan Funding 2021-3, Ltd.[1,2]	2,000,000
Polaris Newco, 9.00% (LIBOR +1.00%), 6/4/2028, principal $2,000,000[1,3]	1,940,000
Project Stream Co-Invest Fund, LP1,2	2,231,250
Sand Trust Series 21-1A - Class SUB[1,2]	1,000,000
SEP Hamilton III Aggregator, LP1,2,4	6,364,888
SEP Skyhawk Fund III Aggregator, LP1,2,4	529,898
The Global Atlantic Financial Group, LLC[1,2,3]	3,710,000
US Hospitality Publishers, Inc., 8.00% (6.00% Base Rate + 2.00%), 12/18/2025, principal $2,000,000[1,3]	1,541,237
VCPF III Co-Invest 1-A, LP1,2,4	2,541,077
Veregy Parent, LLC[1,2,3]	3,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	313,948
WestCap LoanPal Co-Invest 2020, LLC[1,2,4]	5,750,722
Wildcat 21 Co-Invest Fund, LP1,2,4	2,250,161
Total Co-Investments (Cost $45,990,361)	56,971,514

Primary Funds - 20.5%
Ashgrove Speciality Lending Fund I SCSp RAIF[1,2]	421,597
Avista Capital Partners V, LP1,2,4	2,737,157
EnCap Energy Transition Fund 1-A, LP1,2,4	1,903,107
Grain Spectrum Holdings III (Cayman), LP1,2,4	2,296,273
Lynx EBO Fund I (A), LLC[1,2,4]	2,959,898
OceanSound Partners Fund, LP1,2,3	4,214,977
Onex Structured Credit Opportunities International Fund I, LLC[1,2,4]	1,206,580
Overbay Fund XIV Offshore, LP1,2,4	2,921,989
Sumeru Equity Partners Fund III, LP1,2,4	2,373,481
WestCap Strategic Operator Fund II, LP1,2,4	1,022,477
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,4	11,113,991
Whitehorse Liquidity Partners IV, LP1,2,4	3,980,918
Total Primary Funds (Cost $26,395,270)	37,152,445

Private Investment Funds - 8.8%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	4,711,643
Post Limited Term High Yield Fund, LP1,2,4	6,150,575
Voloridge Sustainability Fund, LP1,2,4	5,102,338
Total Private Investment Funds (Cost $15,205,485)	15,964,556

Secondary Funds - 19.7%
BRCE SPV I, LLC[1,2,3]	236,041
Coller Credit Opportunities I - Annex I, SLP[1,2]	3,239,986
Coller International Partners VI Feeder Fund, LP - Class A1,2,4	971,877
Coller International Partners VII Feeder Fund, LP - Series B1,2,4	2,826,732
Forrest Holdings I, LP - Class A1,2,4	1,400,911
Forrest Holdings I, LP - Class B1,2,3	3,150,000
Graphite Capital Partners VIII D, LP1,2,3	4,416,622
KH Aggregator, LP1,2,4	5,338,425
Overbay Fund XIV (AIV III), LP1,2,4	3,063,796
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	6,145,367
Porcupine Holdings, LP - Class A1,2	2,799,787
Porcupine Holdings, LP - Class B1,2	2,008,512
Total Secondary Funds (Cost $19,749,868)	35,598,056
Total Private Investments (Cost $107,340,984)	145,686,571

Exchange Traded Funds - 1.7%
Equity Funds - 1.7%
Core Alternative ETF	3,116,000
Total Exchange Traded Funds (Cost $3,047,500)	3,116,000

Short-Term Investments - 23.8%
Demand Deposits - 23.8%
UMB Money Market Fidicuary, 0.01%[6]	10,336,000
UMB Money Market Special, 0.01%[6]	32,833,699
Total Short-Term Investments (Cost $43,169,699)	43,169,699

Total Investments (Cost $153,558,183) - 105.9%	$191,972,270
Liabilities in excess of other assets - (5.9%)	(10,788,070)
Net Assets - 100%	$181,184,200

RAIF - Reserved Alternative Investment Fund

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

SCSP - Special Limited Partnership

SLP - Special Limited Partnership

[1]	Restricted security. The total value of these securities is $145,686,571, which represents 80.4% of total net assets of the Fund. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

[2]	Non-Income Producing

[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $23,550,125, which represents 13% of total net assets of the Fund.

[4]	Investment is valued using net asset value per share (or its equivalent) as a practical expedient.

[5]	Affiliated investment for which ownership exceeds 10% of the investment's capital. Please refer to Affiliated Investments, in the Notes to the Schedule of Investments.

[6]	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fidicuary and UMB Money Market Special accounts are interest-bearing money market deposit accounts maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On December 31, 2021, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell		Value	Unrealized Depreciation
March 31, 2022	Bannockburn Global Forex, LLC	USD	GBP	$4,039,500	GBP	3,000,000	$4,056,789	(17,289)
								(17,289)

Bow River Capital Evergreen Fund

Summary of Investments

December 31, 2021 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	64.6%
Global	12.4%
Europe	3.4%
Total Private Investments	80.4%
Exchange Traded-Funds
North America	1.7%
Total Exchange Traded-Funds	1.7%
Short-Term Investments	23.8%
Total Investments	105.9%
Liabilities in excess of other assets	-5.9%
Net Assets	100.0%

See accompanying notes to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the schedule of investments

December 31, 2021 (unaudited)

Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2021 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2021	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value December 31, 2021	Investment Income
Overbay Fund XIV Offshore (AIV), LP	$5,757,998	$—	$(1,621,145)	$2,008,514	$—	$6,145,367	$—
Total Non-Controlled Affiliates	$5,757,998	$—	$(1,621,145)	$2,008,514	$—	$6,145,367	$—

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund at December 31, 2021 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
AP DSB Co-Invest II, LP	July 30, 2021	$3,014,243	$3,232,135	1.8%
Ashgrove Speciality Lending Fund I SCSp RAIF	December 17, 2021	422,878	421,597	0.2%
Ashgrove Speciality Lending Investments I	July 8, 2021	1,370,160	1,341,248	0.8%
Avista Capital Partners V, LP	March 16, 2021	2,311,793	2,737,157	1.5%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,458,481	1,453,642	0.8%
BRCE SPV I, LLC	May 22, 2020	60,658	236,041	0.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,769,563	2.1%
CL Oliver Co-Invest I, LP	May 27, 2021	442,240	452,621	0.3%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,877,867	3,239,986	1.8%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	220,339	971,877	0.5%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	894,122	2,826,732	1.6%
Coyote 2021, LP	March 29, 2021	2,613,058	4,753,097	2.6%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	1,691,953	1,903,107	1.1%
Forrest Holdings I, LP - Class A	March 17, 2021	865,533	1,400,911	0.8%
Forrest Holdings I, LP - Class B	March 17, 2021	1,504,911	3,150,000	1.7%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,413,780	2,296,273	1.3%
Graphite Capital Partners VIII D, LP	June 30, 2020	1,848,183	4,416,622	2.4%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,405,586	1.3%
KH Aggregator, LP	November 30, 2020	3,695,556	5,338,425	2.9%
Lynx EBO Fund I (A), LLC	December 18, 2020	2,504,000	2,959,898	1.6%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	2,519,844	2,437,500	1.3%
OceanSound Partners Fund, LP	December 27, 2021	3,246,290	4,214,977	2.3%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	3,952,941	2.2%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	1,031,218	1,206,580	0.7%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,376,249	3,063,796	1.7%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	1,594,151	6,145,367	3.4%
Overbay Fund XIV Offshore, LP	January 22, 2021	1,656,169	2,921,989	1.6%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,711,643	2.6%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	2,004,000	2,000,000	1.1%
Polaris Newco	June 18, 2021	1,944,555	1,940,000	1.1%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,313	2,231,250	1.2%
Porcupine Holdings, LP - Class A	December 29, 2021	2,801,787	2,799,787	1.5%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	2,008,512	1.1%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,150,575	3.4%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	1,004,000	1,000,000	0.6%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	6,364,888	3.5%
SEP Skyhawk Fund III Aggregator, LP	August 24, 2021	510,356	529,898	0.3%
Sumeru Equity Partners Fund III, LP	December 8, 2020	1,956,286	2,373,481	1.3%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,506,645	3,710,000	2.0%
US Hospitality Publishers, Inc.	January 11, 2021	1,541,237	1,541,237	0.9%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,439,020	2,541,077	1.4%
Veregy Parent, LLC	November 3, 2020	3,005,300	3,000,000	1.7%
Voloridge Sustainability Fund, LP	November 1, 2020	5,000,000	5,102,338	2.8%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	254,286	313,948	0.2%
Westcap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,478,277	5,750,722	3.2%
WestCap Strategic Operator Fund II, LP	July 31, 2021	926,023	1,022,477	0.6%
Westcap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	5,450,286	11,113,991	6.1%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,784,594	3,980,918	2.2%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,250,161	1.2%
		$107,340,984	$145,686,571	80.4%